Submission	Apr. 16, 2026
Submission [Line Items]
Central Index Key	0001918712
Registrant Name	ARES STRATEGIC INCOME FUND
Registration File Number	333-291070
Form Type	N-14
Submission Type	N-14 8C/A
Fee Exhibit Type	EX-FILING FEES